Effective Income Tax Reconciliation (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Rate Reconciliation [Line Items]
Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.22	$ 0.24	$ 0.24
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.22	$ 0.24	$ 0.23